Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Statutory Surplus Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2018	$ 2,000	$ 22,531,620	$ (8,873,947)	$ 2,826,108		$ 16,485,781	$ 132,711	$ 16,618,492
Balance (in Shares) at Sep. 30, 2018	10,000,000
Foreign currency translation gain				(849,300)		(849,300)	(8,579)	(857,879)
Net income			5,392,022			5,392,022	54,465	5,446,487
Balance at Sep. 30, 2019	$ 2,000	22,531,620	(3,481,925)	1,976,808		21,028,503	178,597	21,207,100
Balance (in Shares) at Sep. 30, 2019	10,000,000
Foreign currency translation gain				1,213,048		1,213,048	12,253	1,225,301
Net income			3,322,736			3,322,736	33,563	3,356,299
Balance at Sep. 30, 2020	$ 2,000	22,531,620	(159,189)	3,189,856		25,564,287	224,413	25,788,700
Balance (in Shares) at Sep. 30, 2020	10,000,000
Stock offering, net of offering cost	$ 625	21,663,716				21,664,341		21,664,341
Stock offering, net of offering cost (in Shares)	3,125,000
Stock-based compensation		16,000				16,000		16,000
Stock-based compensation (in Shares)	2,000
Foreign currency translation gain				1,437,805		1,437,805	14,523	1,452,328
Net income			2,275,770		255,705	2,531,475	25,570	2,557,045
Balance at Sep. 30, 2021	$ 2,625	$ 44,211,336	$ 2,116,581	$ 4,627,661	$ 255,705	$ 51,213,908	$ 264,506	$ 51,478,414
Balance (in Shares) at Sep. 30, 2021	13,127,000